Note 12 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net (loss) / income, continuing operations	$ 4,041,431	$ (1,682,671)	$ (663,396)
Dividends to Series B preferred shares	(693,297)	(1,271,782)	(1,335,733)
Preferred deemed dividend		(504,577)
Net (loss) / income attributable to common shareholders, continuing operations	$ 3,348,134	$ (3,459,030)	$ (1,999,129)
Weighted average common shares –outstanding, basic and diluted (in shares)	5,753,917	2,861,928	1,414,775
Basic and diluted (loss) / earnings per share, continuing operations (in dollars per share)	$ 0.58	$ (1.21)	$ (1.41)
Net income attributable to common shareholders, discontinued operations			$ 554,506
Net (loss) / income attributable to common shareholders	$ 3,348,134	$ (3,459,030)	$ (1,444,623)
Basic and diluted (loss) / earnings per share (in dollars per share)	$ 0.58	$ (1.21)	$ (1.02)
Series B Preferred Stock [Member]
Dividends to Series B preferred shares	$ (693,297)	$ (1,271,782)	$ (1,335,733)